Pay vs Performance Disclosure - USD ($)	2 Months Ended		10 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2020	Oct. 31, 2023	Oct. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

									Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table (“SCT”) for Mr. Johnson (PEO 1) (b)(1)	CAP to Mr. Johnson (PEO 1) (c)(2)	SCT for Dr. Seeto (PEO 2) (d)(1)	CAP to Dr. Seeto (PEO 2) (e)(2)	SCT for Dr. Maag (PEO 3) (f)(1)	CAP to Dr. Maag (PEO 3) (g)(2)	Average SCT for Non- PEO NEOs (h)(3)	Average CAP to Non-PEO NEOs (i)(2)	TSR (j)(4)	Peer Group TSR (k)(4)	Net Income (in thousands) (l)	Revenue (in thousands) (m)(5)
2023	$3,097,438	$1,923,573	$10,551,753	$6,665,898	-	-	$4,617,844	$4,412,835	$55.63	$118.87	($190,284)	$280,324
2022	-	-	$12,786,270	($648,097)	-	-	$3,784,612	$118,224	$52.90	$113.65	($76,613)	$321,793
2021	-	-	$7,090,121	($50,411)	-	-	$2,605,699	$140,603	$210.85	$126.45	($30,662)	$296,397
2020		-	$5,618,698	$17,196,016	$6,400,015	$32,731,502	$1,979,508	$7,956,557	$335.88	$126.42	($18,714)	$192,194

Company Selected Measure Name					Revenue
Named Executive Officers, Footnote	The dollar amounts reported in columns (b), (d), and (f) are the amounts of total compensation reported for Mr. Johnson (our Principal Executive Officer since November 1, 2023), Dr. Seeto (Chief Executive Officer and Principal Executive Officer from November 1, 2020 to November 1, 2023) and Dr. Maag (Chief Executive Officer until November 1, 2020) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the “Summary Compensation Table” on page 64 for additional information. The dollar amounts reported in column (h) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to our “Summary Compensation Table” on page 64 for additional information. For each of fiscal years in the table, the Non-PEO NEOs were:

2023	2022	2021	2020
Abhishek Jain	Abhishek Jain	Ankur Dhingra	Michael Bell
Abraham Ronai	Alex Johnson	Alex Johnson	Sasha King
	Abraham Ronai	Sasha King	Marcel Konrad
	Ankur Dhingra	Peter Maag, Ph. D.
	Sasha King	Marcel Konrad

Peer Group Issuers, Footnote					TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Nasdaq Biotech Index companies. TSR is calculated by dividing (i) the difference between the stock price at the end of each measurement period shown and the beginning of the measurement period by (ii) the stock price at the beginning of the measurement period.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in columns (c), (e), (g), and (i) represent the amount of the CAP, as computed in accordance with SEC rules. The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. These amounts reflect the total amount of compensation for our NEOs reported in the Summary Compensation Table with certain adjustments as described in the table below for the most recent fiscal year. We do not have a defined benefit plan so no adjustment for pension benefits is included. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding Awards Granted in Prior Fiscal Year (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards that Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+(ii)+ (iii)+(iv)	CAP (d)=(a)- (b)+(c)
2023	PEO 1	$3,097,438	$2,406,587	$1,347,837	($55,129)	($59,986)	-	-	-	$1,232,722	$1,923,573
	PEO 2	$10,551,753	$8,536,615	$4,779,452	($136,652)	$7,959	-	-	-	$4,650,760	$6,665,898
	Non-PEO NEO Avg	$4,617,844	$3,641,387	$3,507,837	($12,157)	($59,302)	-	-	-	$3,436,379	$4,412,835

Non-PEO NEO Average Total Compensation Amount					$ 4,617,844	$ 3,784,612	$ 2,605,699	$ 1,979,508
Non-PEO NEO Average Compensation Actually Paid Amount					$ 4,412,835	118,224	140,603	7,956,557
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in columns (c), (e), (g), and (i) represent the amount of the CAP, as computed in accordance with SEC rules. The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. These amounts reflect the total amount of compensation for our NEOs reported in the Summary Compensation Table with certain adjustments as described in the table below for the most recent fiscal year. We do not have a defined benefit plan so no adjustment for pension benefits is included. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

Fiscal Year	Executives	SCT (a)	Grant Date Value of New Awards (b)	Year End Value of New Awards (i)	Change in Value of Outstanding Awards Granted in Prior Fiscal Year (ii)	Change in Value of Vested Awards Granted in Prior Fiscal Years (iii)	Fair Value of Vested Awards Granted and Vested in Current Fiscal Year (iv)	Fair Value at Start of Fiscal Year of Awards that Failed to Meet Vesting Conditions (v)	Value of Dividends Paid on Equity Awards not Reflected in Fair Value (vi)	Total Equity CAP (c)=(i)+(ii)+ (iii)+(iv)	CAP (d)=(a)- (b)+(c)
2023	PEO 1	$3,097,438	$2,406,587	$1,347,837	($55,129)	($59,986)	-	-	-	$1,232,722	$1,923,573
	PEO 2	$10,551,753	$8,536,615	$4,779,452	($136,652)	$7,959	-	-	-	$4,650,760	$6,665,898
	Non-PEO NEO Avg	$4,617,844	$3,641,387	$3,507,837	($12,157)	($59,302)	-	-	-	$3,436,379	$4,412,835

Equity Valuation Assumption Difference, Footnote	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year;
(ii)the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)for awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year;
(iv)for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year.
(v)for awards that failed to meet vesting conditions in the applicable year, the fair value from the end of prior fiscal year;
(vi)value of dividend not otherwise captured in the calculation of each Fair Value used to calculate CAP

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2023 Most Important Performance Measures
The Compensation and Human Capital Committee uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for all of our NEOs’ 2023 compensation decisions are listed in the table to the right. The measures in this table are not ranked.

Most Important Performance Measures
Revenue
Adjusted EBITDA
Pipeline

Total Shareholder Return Amount					$ 55.63	52.90	210.85	335.88
Peer Group Total Shareholder Return Amount					118.87	113.65	126.45	126.42
Net Income (Loss)					$ (190,284,000)	$ (76,613,000)	$ (30,662,000)	$ (18,714,000)
Company Selected Measure Amount					280,324,000	321,793,000	296,397,000	192,194,000
PEO Name	Mr. Johnson	Dr. Seeto	Dr. Seeto	Dr. Maag		Dr. Seeto	Dr. Seeto
Additional 402(v) Disclosure	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable year.
					The CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.We determined Revenue to be the most important financial performance measure used to link Company performance to the CAP to our PEOs and Non-PEO NEOs in 2023, consistent with the Total Sales targets used for our short-term incentives (annual bonuses) and long-term incentives (PRSUs). See page 53 of our CD&A for additional information.
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					Pipeline
Mr. Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,097,438				$ 3,097,438
PEO Actually Paid Compensation Amount	$ 1,923,573				1,923,573
Dr. Seeto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,551,753		10,551,753	$ 12,786,270	$ 7,090,121	$ 5,618,698
PEO Actually Paid Compensation Amount			$ 6,665,898		6,665,898	$ (648,097)	$ (50,411)	17,196,016
Dr. Maag [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								6,400,015
PEO Actually Paid Compensation Amount								$ 32,731,502
PEO | Mr. Johnson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,406,587
PEO | Mr. Johnson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,347,837
PEO | Mr. Johnson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(55,129)
PEO | Mr. Johnson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Johnson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(59,986)
PEO | Mr. Johnson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Johnson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mr. Johnson [Member] | Total Equity Compensation Actually Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,232,722
PEO | Dr. Seeto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,536,615
PEO | Dr. Seeto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,779,452
PEO | Dr. Seeto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(136,652)
PEO | Dr. Seeto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Dr. Seeto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,959
PEO | Dr. Seeto [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Dr. Seeto [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Dr. Seeto [Member] | Total Equity Compensation Actually Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					4,650,760
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,641,387
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,507,837
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(12,157)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(59,302)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Total Equity Compensation Actually Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 3,436,379